As filed with the U.S. Securities and Exchange Commission on November 21, 2025

Securities Act File No. 333-191151
Investment Company Act File No. 811-22887

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 75	☒

(Check appropriate box or boxes)

Calamos ETF Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court
Naperville, Illinois
(Address of Principal Executive Offices)

60563
(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

Erik D. Ojala

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike and Rita Rubin
Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)
☒ on November 28, 2025, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on [ ] pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CALAMOS ETF TRUST

CONTENTS OF POST EFFECTIVE AMENDMENT NO. 73

This Registration Statement consists of the following papers and documents:

Cover Sheet

Part A – Prospectus – Calamos Antetokounmpo Global Sustainable Equities ETF

Part B – Statement of Additional Information

Part C – Other Information

Signature Page

Exhibit Index

Calamos Antetokounmpo Global Sustainable Equities ETF (NYSE Arca—SROI)

Prospectus November 28, 2025

Calamos Antetokounmpo Global Sustainable Equities ETF (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the NYSE Arca, Inc. ("NYSE Arca" or the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

•  Calamos Antetokounmpo Asset Management LLC ("CGAM") serves as the adviser ("Adviser") to the Calamos Antetokounmpo Global Sustainable Equities ETF (the "Fund"). CGAM is jointly owned by Calamos Advisors LLC and Original C Fund, LLC ("Original C"), an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo.

•  Mr. Antetokounmpo serves on the Adviser's Board of Directors and has indirect control of half of the Adviser's Board.

•  Mr. Antetokounmpo is not a portfolio manager of the Fund and is not involved in the day-to-day management of the Fund's investments, and neither Original C nor Mr. Antetokounmpo shall provide any "investment advice" to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund.

•  Mr. Antetokounmpo is involved with marketing efforts on behalf of the Adviser.

•  If Mr. Antetokounmpo is no longer involved with the Fund or the Adviser then "Antetokounmpo" will be removed from the name of the Fund and the Adviser. Further, shareholders would be notified of any change in the name of the Fund or its strategy.

Calamos Antetokounmpo Global Sustainable Equities ETF

Investment Objective

Calamos Antetokounmpo Global Sustainable Equities ETF (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Management Fees	0.95%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or do not sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Years	Ten Years
$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that does not seek to replicate the performance of a specified index. The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of companies in developed markets (including the U.S.) and emerging markets (including frontier market countries) that, in the view of Calamos Advisors LLC's ("Calamos Advisors") investment team (the "Team"), have above average growth potential and meet the sustainable investment criteria set out below. Under normal market conditions, the Fund will invest at least 40% of its net assets in non-U.S. equity securities, including emerging markets, unless market conditions are not deemed favorable by the Sub-adviser, in which case the Fund will invest at least 30% of its net assets in non-U.S. equity securities. The Fund generally invests in a minimum of five (5) countries.

Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Foreign (non-U.S.) companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries. Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets are the least

PROSPECTUS | November 28, 2025

Calamos Antetokounmpo Global Sustainable Equities ETF

advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. To determine if a country is an emerging market or frontier market country, the Team will use the classification provided by MSCI, Inc, a global investment research firm that provides stock indexes and portfolio risk and performance analytics. Foreign securities include American Depositary Receipts ("ADRs") or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers, and may include foreign securities in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers.

The Team employs an integrated, fundamental, and proprietary sustainable investment research process to evaluate and select what the Team deems are high-quality growth opportunities. The Team believes a portfolio of equities issued by high-quality growth companies characterized by a history of producing consistent returns above the cost of capital with sustainable competitive advantages is the best way to achieve steady, strong, enduring relative returns. The Team believes that companies with strong sustainability characteristics (as further described below) are better equipped to adapt to change, to evolve, and to avoid unnecessary liabilities (which could include, for example, litigation costs), which means that investment in such companies has the potential to contribute to investor return and risk reduction. The Team believes that integrating this sustainability analysis alongside traditional financial analysis produces better financial and societal results.

The Team utilizes a proprietary sustainable investment research process, considering both quantitative and qualitative sustainability factors, to identify responsible, engaged companies (companies that demonstrate awareness and action surrounding the material environmental, social and governance issues facing their businesses and industries). The Team believes that a company's understanding of these principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value for a company. The Team considers a company's position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. The Team conducts fundamental research to find companies with attractive financial and sustainability attributes. In conducting fundamental research, the Team combines traditional investment information with its proprietary three-tiered investment research process to identify companies which it believes represent leaders in sustainable business practices.

The Team believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging sustainability risks and opportunities. The three-tiered sustainable investment research process consists of: 1) exclusionary screens; 2) materiality assessments and 3) environmental and social impact scoring, each of which is described in turn below.

1.  Exclusionary Screens: This process results in identifying certain industries and business activities that, in the Team's belief, are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration, which are thus avoided by the Team. The Team will generally exclude an issuer from investment consideration where the issuer derives revenue or profits that exceed 5% from one or more of the below-listed industries/business activities, namely:

•  agricultural biotechnology,

•  alcohol,

•  animal testing*,

•  fossil fuels,

•  gambling,

•  metals & mining,

•  nuclear energy,

•  tobacco, and

•  weapons.

*  A company's activities involving animal testing are considered on a case-by-case basis depending on purpose and methods.

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF

Calamos Antetokounmpo Global Sustainable Equities ETF

2.  Materiality Assessment: The Team then applies third-party materiality mapping tools combined with its own insights and emphasis on environmental and social leadership to develop materiality theses, which enable the Team to identify and analyze the key ESG risks/opportunities for a particular industry.

3.  Environmental and Social Scoring: Overlaying these top-down and bottom-up approaches, the Team then utilizes a proprietary sustainable investment scoring system, which considers both quantitative and qualitative factors, to identify investments for the Fund. The scoring system also considers a company's position in respect of various environmental and social characteristics, including: product contribution to a sustainable economy; product lifecycle innovation; operational efficiencies; inclusive finance; ensuring health and providing basic services; as well as a company's corporate governance practices. These qualitative metrics are considered alongside quantitative factors produced by research, and together, a score is determined, applied, and monitored going forward. The abovementioned score is just one part of the process. While required as a minimum, a "good" environmental and/or social score, one higher than 3 (out of 5), does not automatically mean that the Fund will invest in an investee company.

The Team utilizes a range of data sources as part of its proprietary sustainability ratings system. These data sources may include: corporate disclosures, third party research providers (e.g., ISS ESG, MSCI ESG, Bloomberg, etc.), non-governmental organizations ("NGOs") and non-profits (e.g., Greenpeace, Friends of Earth, etc.), academic publications, news services and memberships. While the Team may utilize the underlying data which supports a third party's ESG rating of an issuer, the Team does not rely on any ESG ratings of third-party research providers. The Team employs its proprietary sustainability ratings system for both initial company recommendations and ongoing monitoring of investments.

The Team may sell an investment in cases of valuation adjustments, availability of more attractive alternatives, or breakdowns in financial fundamentals or sustainability performance.

The Fund is classified as "diversified" under the Investment Company Act of 1940 (the "1940 Act").

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective of long-term capital appreciation or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in order of importance, with the most significant risks appearing first. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Portfolio Selection Risk — The value of your investment may decrease if the judgment of Calamos Advisors about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Key-Person Dependence Risk — The Adviser is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Giannis Sina Ugo Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

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3

Calamos Antetokounmpo Global Sustainable Equities ETF

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore, while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•  Sustainability (ESG) Policy Risk — The Fund's sustainability policy or integration procedures could cause it to perform differently compared to similar funds that do not have such a policy. The application of the sustainability standards of Calamos Advisors may affect the Fund's exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor. In executing the Fund's investment strategy Calamos Advisors has developed a proprietary sustainability rating system that relies in part on data provided by third parties. There is no assurance that third-party sustainability data sources will always be available or that such data will be accurate.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF
4

Calamos Antetokounmpo Global Sustainable Equities ETF

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. Calamos Advisors may determine not to hedge currency risks, even if suitable instruments appear to be available.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  National Closed Market Trading Risk — To the extent that the underlying securities and/or other assets held by the Fund trade on non-U.S. exchanges or in non-U.S. markets that may be closed when the securities exchange on which Fund Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed non-U.S. market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund's underlying securities and/or other assets trade on that closed non-U.S. market or when the non-U.S. market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund's NAV that may be greater than those experienced by other ETFs.

•  Premium-Discount Risk — Fund Shares may trade above or below their net asset value ("NAV"). The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Trading Issues Risk — Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

PROSPECTUS | November 28, 2025
5

Calamos Antetokounmpo Global Sustainable Equities ETF

•  Tax Risk — The Fund has elected and intends to qualify each year to be treated as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling (866) 363-9219.

ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Highest Quarterly Return:	5.83% (9/30/24)	Lowest Quarterly Return:	-4.48% (12/31/24)

Average Annual Total Returns as of 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-year period ended December 31, 2024 and since the Fund's inception date of February 3, 2023 compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return after taxes on distributions and sale of Fund shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF
6

Calamos Antetokounmpo Global Sustainable Equities ETF

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED 12.31.24
	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION (2/3/23)
Calamos Antetokounmpo Global Sustainable Equities ETF
Returns Before Taxes	9.65%	—	—	8.90%
Returns After Taxes on Distributions	9.47%	—	—	8.68%
Returns After Taxes on Distributions and Sale of Fund Shares	5.84%	—	—	6.83%
MSCI ACWI Index*	18.02%	—	—	15.80%
MSCI ACWI Index (Net)*	17.49%	—	—	15.24%

*  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI ACWI Index (Net) as an additional benchmark. The MSCI ACWI Index (Net) is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets and emerging markets. Net return basis accounts for the impact of taxes and other costs associated with holding the constituent securities in the index.

Investment Adviser

Calamos Antetokounmpo Asset Management LLC, doing business as CGAM ("CGAM" or the "Adviser")

Subadviser

Calamos Advisors LLC

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH SUB-ADVISER
James Madden	Since February 2023	SVP, Co-Portfolio Manager
Anthony Tursich	Since February 2023	SVP, Co-Portfolio Manager
Beth Williamson	Since February 2023	VP, Associate Portfolio Manager

PROSPECTUS | November 28, 2025
7

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund is available in the Fund's SAI at www.calamos.com.

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded will be available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value ("NAV"), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net Investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income, if any, quarterly, and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF
8

Additional Information About Investment Strategies
and Related Risks

The Fund's investment objective, the 80% investment strategy and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objective and principal strategies for the Fund?

The Fund's investment objective is long-term capital appreciation.

The Fund is an actively managed exchange-traded fund ("ETF") that does not seek to replicate the performance of a specified index. The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of companies in developed markets (including the U.S.) and emerging markets (including frontier market countries) that, in the view of Calamos Advisors LLC's ("Calamos Advisors") investment team (the "Team"), have above average growth potential and meet the sustainable investment criteria set out below. Under normal market conditions, the Fund will invest at least 40% of its net assets in non-U.S. equity securities, including emerging markets, unless market conditions are not deemed favorable by the Sub-adviser, in which case the Fund will invest at least 30% of its net assets in non-U.S. equity securities. The Fund generally invests in a minimum of five (5) countries.

Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Foreign (non-U.S.) companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries. Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. To determine if a country is an emerging market or frontier market country, the Team will use the classification provided by MSCI, Inc, a global investment research firm that provides stock indexes and portfolio risk and performance analytics. Foreign securities include American Depositary Receipts ("ADRs") or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers, and may include foreign securities in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers.

The Team employs an integrated, fundamental, and proprietary sustainable investment research process to evaluate and select what the Team deems are high-quality growth opportunities. The Team believes a portfolio of equities issued by high-quality growth companies characterized by a history of producing consistent returns above the cost of capital with sustainable competitive advantages is the best way to achieve steady, strong, enduring relative returns. The Team believes that companies with strong sustainability characteristics (as further described below) are better equipped to adapt to change, to evolve, and to avoid unnecessary liabilities (which could include, for example, litigation costs), which means that investment in such companies has the potential to contribute to investor return and risk reduction. The Team believes that integrating this sustainability analysis alongside traditional financial analysis produces better financial and societal results.

The Team utilizes a proprietary sustainable investment research process, considering both quantitative and qualitative sustainability factors, to identify responsible, engaged companies (companies that demonstrate awareness and action surrounding the material environmental, social and governance issues facing their businesses and industries). The Team believes that a company's understanding of these principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value for a company. The Team considers a company's position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. The Team conducts fundamental research to find companies with attractive financial and sustainability attributes. In conducting fundamental research, the Team combines traditional investment information with its proprietary three-tiered investment research process to identify companies which it believes represent leaders in sustainable business practices.

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The Team believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging sustainability risks and opportunities. The three-tiered sustainable investment research process consists of: 1) exclusionary screens; 2) materiality assessments and 3) environmental and social impact scoring, each of which is described in turn below.

1.  Exclusionary Screens: This process results in identifying certain industries and business activities that, in the Team's belief, are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration, which are thus avoided by the Team. The Team will generally exclude an issuer from investment consideration where the issuer derives revenue or profits that exceed 5% from one or more of the below-listed industries/business activities, namely:

•  agricultural biotechnology,

•  alcohol,

•  animal testing*,

•  fossil fuels,

•  gambling,

•  metals & mining,

•  nuclear energy,

•  tobacco, and

•  weapons.

2.  Materiality Assessment: The Team then applies third-party materiality mapping tools combined with its own insights and emphasis on environmental and social leadership to develop materiality theses, which enable the Team to identify and analyze the key ESG risks/opportunities for a particular industry.

3.  Environmental and Social Scoring: Overlaying these top-down and bottom-up approaches, the Team then utilizes a proprietary sustainable investment scoring system, which considers both quantitative and qualitative factors, to identify investments for the Fund. The scoring system also considers a company's position in respect of various environmental and social characteristics, including: product contribution to a sustainable economy; product lifecycle innovation; operational efficiencies; inclusive finance; ensuring health and providing basic services; as well as a company's corporate governance practices. These qualitative metrics are considered alongside quantitative factors produced by research, and together, a score is determined, applied, and monitored going forward. The abovementioned score is just one part of the process. While required as a minimum, a "good" environmental and/or social score, one higher than 3 (out of 5), does not automatically mean that the Fund will invest in an investee company.

The Team utilizes a range of data sources as part of its proprietary sustainability ratings system. These data sources may include: corporate disclosures, third party research providers (e.g., ISS ESG, MSCI ESG, Bloomberg, etc.), non-governmental organizations ("NGOs") and non-profits (e.g., Greenpeace, Friends of Earth, etc.), academic publications, news services and memberships. While the Team may utilize the underlying data which supports a third party's ESG rating of an issuer, the Team does not rely on any ESG ratings of third-party research providers. The Team employs its proprietary sustainability ratings system for both initial company recommendations and ongoing monitoring of investments.

The Team may sell an investment in cases of valuation adjustments, availability of more attractive alternatives, or breakdowns in financial fundamentals or sustainability performance.

The Fund is classified as "diversified" under the Investment Company Act of 1940 (the "1940 Act").

Changes in 80% policy

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of companies in developed markets (including the U.S.) and emerging markets (including frontier market countries) that, in the view of Calamos Advisors LLC's

*  A company's activities involving animal testing are considered on a case-by-case basis depending on purpose and methods.

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investment team, have above average growth potential and meet the sustainable investment criteria set out herein. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Fund Investments

Principal Investments

Equity Securities.

The Fund invests in equity securities, including common stock. Common stock represents an equity ownership interest in issuers. Holders of common stock are entitled to the income and increase in the value of the assets and business of the issuers after all debt obligations and obligations to preferred stockholders are satisfied.

Non-Principal Investments

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders. Cyber- attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or CGAM, Calamos

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Advisors, custodian, transfer agent, distributor, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether Calamos Advisors is able to choose suitable investments for the Fund.

Key-Person Dependence Risk. The Adviser is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Giannis Sina Ugo Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. Calamos Advisors cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars, terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

American Depositary Receipts Risk. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore, while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

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Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Currency Risk. To the extent that a Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although a Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. Calamos Advisors may determine not to hedge currency risks, even if suitable instruments appear to be available.

Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk. Emerging and frontier markets both offer the prospect of higher returns with higher risk. However, emerging markets are more stable and developed than frontier markets. The economies of emerging market countries have achieved a rudimentary level of development, while frontier markets represent the least economically developed nations in the global marketplace. Emerging and frontier markets also carry several types of investment risk, including market, political and currency risk, as well as the risk of nationalization.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Sustainability (ESG) Policy Risk. The Fund's sustainability policy or integration procedures could cause it to perform differently compared to similar funds that do not have such a policy. The application of the sustainability standards of Calamos Advisors may affect the Fund's exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor. In executing the Fund's investment strategy Calamos Advisors has developed a proprietary sustainability rating system that relies in part on data provided by third parties. There is no assurance that third-party sustainability data sources will always be available or that such data will be accurate.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying

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values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Portfolio Selection Risk. The value of your investment may decrease if the judgment of Calamos Advisors about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact the Fund's performance. It is possible that the Fund engaging in active and frequent trading may be required to make significant distributions derived from taxable gains, regardless of the Fund's net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund's performance and lower the Fund's effective return for investors.

Premium-Discount Risk. The Fund Shares may trade above or below their net asset value ("NAV"). The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

National Closed Market Trading Risk. To the extent that the underlying securities and/or other assets held by the Fund trade on non-U.S. exchanges or in non-U.S. markets that may be closed when the securities exchange on which Fund Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed non-U.S. market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund's underlying securities and/or other assets trade on that closed non-U.S. market or when the non-U.S. market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund's NAV that may be greater than those experienced by other ETFs.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its

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Additional Information About Investment Strategies and Related Risks

investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Portfolio security holdings disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund is available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

Calamos Antetokounmpo Asset Management LLC, doing business as CGAM ("CGAM"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, serves as the Fund's adviser ("Adviser"). CGAM is jointly owned by Calamos Advisors LLC and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo.

Subject to the overall authority of the Board of Trustees, CGAM provides continuous investment supervision and management to the Fund under a management agreement. For these services, the Fund pays CGAM a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos Antetokounmpo Global Sustainable Equities ETF	0.95%

Out of this management fee, CGAM pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on June 24, 2025, the board of trustees unanimously approved the renewal of the investment advisory agreement and sub-advisory agreement for the Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Fund is included in the Fund's Form N-CSR for the fiscal year ended July 31, 2025.

Subadviser

The Fund is subadvised by Calamos Advisors LLC ("Calamos Advisors" or the "Subadviser"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024, were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC ("CPL"), and 0.04% by Calamos Equity Partners LLC ("CEP"). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

Calamos Advisors has full investment discretion and makes all determinations with respect to the investment of the Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. Calamos Advisors also furnishes office space, equipment and management personnel to the Calamos ETF Trust (the "Trust").

Pursuant to an investment sub-advisory agreement between CGAM, Calamos Advisors and the Trust, on behalf of the Fund (the "Investment Sub-Advisory Agreement"), CGAM has agreed to pay a monthly sub-advisory fee at an annual rate to Calamos Advisors in an amount based on the Fund's average daily net assets. CGAM is responsible for paying the entirety of Calamos Advisors' sub-advisory fee. The Fund does not directly pay Calamos Advisors.

Portfolio Managers

James Madden. James Madden joined Calamos Advisors on August 24, 2021 as a Senior Vice President and Co-Portfolio Manager. Previously, he was Portfolio Manager at Trillium Asset Management, LLC. Prior to that, he was Chief Investment Officer and Senior Portfolio Manager at Portfolio 21.

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Fund Facts

Anthony Tursich. Anthony Tursich joined Calamos Advisors on August 24, 2021 as a Senior Vice President and Co-Portfolio Manager. Previously, he was Chief Investment Officer and Portfolio Manager at Pearl Impact Capital, LLC since 2018. Prior to that, Mr. Tursich was a Partner, Senior Portfolio Manager and member of the Executive Committee at Portfolio 21.

Beth Williamson. Beth Williamson joined Calamos Advisors on November 3, 2021. She serves as Vice President, Head of Sustainable Equities Research and Associate Portfolio Manager. Previously, she was Director of ESG Research and Trillium Asset Management, LLC. Prior to that, she was a Senior Sustainability Analyst and member of the Executive Committee at Portfolio 21.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

James Madden and Anthony Tursich, Co-Portfolio Managers, and Beth Williamson, Associate Portfolio Manager are the Fund's portfolio managers. The portfolio managers have responsibility for allocating the portfolio across the market capitalization spectrum, sectors, and geographies within the portfolio's eligible investment universe and for reviewing the overall composition of the portfolio to ensure compliance with its stated investment objective. The portfolio managers, in collaboration with other members of the Calamos Advisors investment teams, have the responsibility of overseeing the integration of the Fund's sustainable investment approach and framework to ensure compliance with the Fund's stated investment approach.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange under the symbol SROI and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of

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Fund Facts

Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by Authorize Participants. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent, or other affiliated person of the Trust placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e. "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

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Fund Facts

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund generally pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually. The Fund typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to Fund shareholders as "income dividends." The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund Shares or shares of another fund, and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund's Shares. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

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Fund Facts

Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund and thus, from an investment standpoint, constitutes a return of capital. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

Income and proceeds received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund's return on investments in such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and such Authorized Participant's aggregate basis in the securities surrendered plus (or minus) any cash paid (or received). A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between such person's basis in the Creation Units and the aggregate market value of the securities received plus (or minus) any cash received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in

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Fund Facts

kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Tax Credit

Because the Fund may invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Investments in Certain Non-U.S. Corporations If the Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to

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Fund Facts

recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not treated as qualified dividend income.

Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund Shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940 ("1940 Act") and approved by and subject to the oversight of the Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The board of trustees has designated CGAM as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on

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Fund Facts

an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, MA 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of February 3, 2023 through July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	Year Ended July 31,	Year Ended July 31,	February 3, 2023• Through July 31,
	2025	2024	2023
Per share operating performance
Net asset value, beginning of year	$29.17	$26.59	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.20	0.27	0.18
Net realized and unrealized gain (loss)	2.46	2.56	1.41
Total from investment operations	2.66	2.83	1.59
Less distributions to common shareholders from:
Net investment income	(0.20)	(0.25)	—
Total distributions(b)	(0.20)	(0.25)	—
Net asset value, end of year	$31.63	$29.17	$26.59
Total return applicable to common shareholders
Total investment return based on:
Net asset value(c)	9.13%	10.74%	6.36%
Ratios to average net assets applicable to common shareholders
Net expenses	0.95%	0.95%	0.95	%(d)
Net investment income (loss)	0.67%	1.02%	1.47	%(d)
Supplemental data
Net assets applicable to common shareholders, end of year (000)	$15,939	$11,784	$10,743
Portfolio turnover rate(e)(f)	15%	25%	7%

  •  Commencement of operations.

  (a)  Net investment income (loss) allocated based on average shares method.

  (b)  Distribution for annual periods determined in accordance with federal income tax regulations.

  (c)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  (d)  Annualized.

  (e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

  (f)  Not annualized.

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Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the "Investment Company Act"). As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

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Other Information

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

PROSPECTUS | November 28, 2025
27

For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

2020 Calamos Court

Naperville, IL 60563-2787

866.363.9219

www.calamos.com

SEC File #811-22887

SROISTAPRO 112825

November 28, 2025

STATEMENT OF ADDITIONAL INFORMATION

Fund	Ticker
Calamos Antetokounmpo Global Sustainable Equities ETF	SROI

2020 Calamos Court
Naperville, Illinois 60563
866.363.9219

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus dated November 28, 2025, as it may be revised from time to time (the "Prospectus"), for the Calamos Antetokounmpo Global Sustainable Equities ETF (the "Fund"), a series of the Calamos ETF Trust (the "Trust"). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by calling the Fund at (866) 363-9219, visiting the Fund's website at www.calamos.com or through your financial advisor.

References to the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the "SEC"), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

SROISAI 112825

THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on June 17, 2013. The Trust is an open-end, registered management investment company. The Trust currently offers shares in forty-two series of the Trust. Additional series may be added or launched in the future. The offering of the Fund's shares ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act").

The Fund is a diversified, actively managed exchange-traded fund. The Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of the Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Fund will be listed and principally traded on NYSE Arca, Inc. (the "Exchange"). Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Fund Shares are not individually redeemable securities. Rather, the Fund issues and redeems Shares on a continuous basis at NAV. In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit. Financial entities known as "authorized participants" (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund's NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a "basket" of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund's portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act ("Rule 6c-11"), the Fund may utilize baskets that are not representative of the Fund's portfolio. Such "custom baskets" are discussed in the section entitled "Creations and Redemptions of Creation Units." Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Unlike index-based ETFs, the Fund is "actively managed" and does not seek to replicate the performance of a specified index.

The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

EXCHANGE LISTING AND TRADING

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or Intraday Indicative Value ("IIV"), because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the Fund's portfolio securities. Under the policy, portfolio holdings of the Fund, which will form the basis for the calculation of NAV on any day on which the Trust is open for business ("Business Day"), are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.calamos.com. In addition, each Business Day a portfolio composition file, which displays the basket of securities to be deposited to purchase Creation Units of the Fund ("In-Kind Creation Basket") and the amount of cash necessary to equal the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation Basket ("Cash Component"), is publicly disseminated prior to the opening of the Exchange via the National Securities Clearing Corporation ("NSCC").

INVESTMENT OBJECTIVE

The Calamos Antetokounmpo Global Sustainable Equities ETF seeks long-term capital appreciation.

The Fund's investment objective is non-fundamental and may be changed by a vote of the Fund's Board, without shareholder approval.

The Fund has adopted a non-fundamental operating policies that requires it, under normal circumstances, to invest least 80% of the Fund's net assets (plus borrowings for investment purposes, if any) in equity securities companies in developed markets (including the U.S.) and emerging markets (including frontier market countries) that, in the view of Calamos Advisors LLC's ("Calamos Advisors") investment team (the "Team"), have above average growth potential and meet the sustainable investment criteria established by the Team. Although these requirements may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

INVESTMENT PRACTICES

The prospectus contains information concerning the Fund's investment objective and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Fund and their associated risks.

In pursuing its investment objective, the Fund will invest as described below and in the Fund's prospectus. The table below indicates whether the Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

Unless otherwise noted, all investment policies and restrictions described in the Prospectus and Statement of Additional Information are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation, or a credit rating event) causes the Fund to exceed an investment policy or restriction, neither Calamos Antetokounmpo Asset Management LLC, doing business as CGAM ("CGAM" or the "Adviser") nor Calamos Advisors LLC ("Calamos Advisors") is required to take immediate action. Under normal market conditions, however, Calamos Advisors will not make any acquisitions that will make the Fund further outside the investment restriction.

The Adviser has claimed an exclusion from the definition of commodity pool operator ("CPO"), with respect to Fund, pursuant to Rule 4.5 under the Commodity Exchange Act ("CEA").

Consequently, the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA. Under Rule 4.5, if the Fund has exposure to commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the Commodity Futures Trading Commission (“CFTC”)) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are "in-the-money"1 at the time of purchase) may not exceed 5% of the Fund's NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the Fund's NAV (after taking into account unrealized profits and unrealized losses on any such positions). The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund's operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject the Fund to additional regulation may have adverse impacts on the Fund's operations and expenses.

INVESTMENTS AND INVESTMENT-RELATED PRACTICES	CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF
Currency Exchange Transactions	N
Equity Securities	P
Foreign Securities	P
Illiquid Securities	N
Initial Public Offerings	N

1 A call option is "in-the-money" to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

INVESTMENTS AND INVESTMENT-RELATED PRACTICES	CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF
Lending of Portfolio Securities	N
Master Limited Partnerships	N
Portfolio Turnover	N
Repurchase Agreements	N
Reverse Repurchase Agreements and Other Borrowings	N
Rule 144A Securities	N
Temporary Investments	N
U.S. Government Obligations	N
Warrants	N
"When-Issued" and Delayed Delivery Securities	N

CURRENCY EXCHANGE TRANSACTIONS

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract.

Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

Forward currency exchange transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

EQUITY SECURITIES

Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest.

Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer's business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

FOREIGN SECURITIES

A foreign security is a security issued by a foreign government or a company whose country of incorporation is a foreign country. For this purpose, foreign securities include American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers, and may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts issued by international banks evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

To the extent positions in portfolio securities are denominated in foreign currencies, the Fund's investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; greater costs of buying, holding and selling securities, including brokerage, tax and custody costs; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Although the Fund intends to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

However, the Fund may invest in the securities of emerging countries (including frontier markets). The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk. Emerging and frontier markets both offer the prospect of higher returns with higher risk. However, emerging markets are more stable and developed than frontier markets. The economies of emerging market countries have achieved a rudimentary level of development, while frontier markets represent the least economically developed nations in the global marketplace. Emerging and frontier markets also carry several types of investment risk, including market, political and currency risk, as well as the risk of nationalization.

A portion of the Fund's investments may be in Russian securities and instruments. The United States and the European Union have imposed sanctions on certain Russian persons and issuers. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund's investments. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund's portfolio and potentially disrupt its operations. For these or other reasons, the Fund could seek to suspend redemptions of shares, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its NAV. During the period that redemptions are affected, shares could trade at a significant premium or discount to their NAV.

The Fund may purchase certain listed eligible China A-Shares traded on the Shanghai Stock Exchange ("SSE") through the Shanghai-Hong Kong Stock Connect program as well as traded on the Shenzhen Stock Exchange ("SZSE") through the Shenzhen-Hong Kong Stock Connect program (both programs collectively referred to herein as "Stock Connect"). Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited ("SEHK"), SSE, SZSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK, SSE and SZSE. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect securities through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.

However, trading through Stock Connect is subject to a number of restrictions that may affect a Fund's investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market's laws and rules to investors in a security. Thus, investors in Stock Connect securities are generally subject to Chinese securities regulations and the listing rules of the respective exchange, among other restrictions. In addition, Stock Connect securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Fund's ability to invest in Stock Connect securities. For example, an investor cannot purchase and sell the same security on the same trading day. Stock Connect also is generally available only on business days when both the respective exchange and the SEHK are open. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China, which could pose risks to the Fund. Additionally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Investments in China A-shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the SSE and the SZSE defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on Stock Connect in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, a Fund investing through Stock Connect must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The existence of a liquid trading market for China A-shares may depend on whether there is supply of, and demand for, such China A-shares. Market volatility and settlement difficulties in the China A-share markets may also result in significant fluctuations in the prices of the securities traded on such markets.

China A-shares purchased through Stock Connect are held in nominee name and not the Fund's name as the beneficial owner. It is possible, therefore, that a Fund's ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through Stock Connect due to time constraints or for other operational reasons.

There can be no assurance as to whether or how such developments in the Stock Connect may restrict or affect the Fund's investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on a Fund's investments and returns.

Risks Related to Investment in China

Investments in China A-Shares are subject to various risks, including the risks associated with investing in China generally. In particular, the Mainland Chinese exchanges have lower trading volumes, the market capitalizations of companies listed on these exchanges are generally smaller, the securities listed on these exchanges are less liquid and may experience materially greater volatility, and government supervision and regulation of the Chinese securities market are less developed. The Chinese government continues to exercise significant control over China's economy, and any changes to existing policies and new reform-oriented policies and measures, which are often unprecedented or experimental, could negatively impact the Fund's investments in China A-Shares. The Chinese government has implemented, and may implement in the future, various measures to control inflation, which if unsuccessful, may negatively impact the Chinese economy. The Chinese legal system is still developing, and laws, regulations, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions.

The tax law and regulations of China are constantly changing, sometimes with retroactive effect, and the interpretation and application thereof are not as consistent and transparent as in more developed nations and may vary from region to region within China. There has been, and continues to be, uncertainty over taxation of SSE equities in the Stock Connect program, and any taxes imposed on the earnings of the Fund will reduce its overall returns.

Some Chinese companies may have less established shareholder governance and disclosure standards. Accounting, auditing, financial and other reporting standards, practices and disclosure requirements applicable to Chinese companies are different, sometimes in fundamental ways, from those applicable to companies in the U.S. and other developed markets.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets under regulatory rules, taken at market value, in illiquid investments that are assets, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933, as amended ("Securities Act"). A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund's portfolio, and the Fund might not be able to sell or dispose of its holdings in such securities promptly or at reasonable prices. In those instances where the Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on the Fund's investment in restricted securities.

The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Fund's liquidity risk management program (the "Liquidity Program") as required by Rule 22e-4 under the 1940 Act (the "Liquidity Rule"). Illiquid investments may trade at a discount to comparable, more liquid investments and the Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of the Fund's net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.

INITIAL PUBLIC OFFERINGS

The Fund may purchase stock in an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public, typically to raise additional capital. Shares are given a market value reflecting expectations for the company's future growth. The market for these securities may be more volatile and entail greater risk of loss than investments in larger companies due to the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history.

The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. Calamos Advisors cannot guarantee continued access to IPOs.

LENDING OF PORTFOLIO SECURITIES

In seeking to earn additional income, the Fund may lend its portfolio securities to qualified parties (typically broker-dealers and banks) who need to borrow securities in order to cover transactions into which they have entered. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of income earned on the collateral. The Fund may experience losses as a result of a diminution in value of its cash collateral investments. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund would not have the right to vote the securities during the existence of the loan; however, the Fund may attempt to call back the loan and vote the proxy if time permits prior to the record date. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent will monitor, and report to Calamos Advisors on, the creditworthiness of the firms to which the Fund lends securities.

MASTER LIMITED PARTNERSHIPS

MLPs differ from investments in common stock as a result of limited control and limited rights to vote on matters affecting the MLP. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLPs generally do not pay federal income tax at the partnership level. Rather, each Partner is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund. Although common units of MLPs trade on various exchanges, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when Calamos Advisors desires to do so.

PORTFOLIO TURNOVER

Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that a portfolio security must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in the Fund would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Portfolio turnover for the Fund is shown under "Financial Highlights" in the prospectus. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period.

REPURCHASE AGREEMENTS

As part of its strategy for the temporary investment of cash, the Fund may enter into "repurchase agreements" pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. The Fund may invest in repurchase agreements, provided that the Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security.

Such agreements generally have maturities of no more than seven days and could be used to permit the Fund to earn interest on assets awaiting long-term investment. The Fund requires continuous maintenance by the custodian for the Fund's account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required in the middle of 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

The Fund may enter into reverse repurchase agreements, and economically similar transactions to the extent permitted under the leverage limitations of the 1940 Act and the Fund's investment restrictions described below. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables the Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including reverse repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required in the middle of 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

The Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A ("Rule 144A Securities") under the Securities Act. Calamos Advisors, under the supervision and oversight of the Trust's Board of Trustees, will consider whether Rule 144A Securities are illiquid and thus subject to the Fund's restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes for the security, as well as equivalent or underlying securities (e.g. the underlying common stock of a convertible security), (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TEMPORARY INVESTMENTS

The Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; cash; and repurchase agreements. See "Exhibit A — Description of Ratings" for a description of ratings of certain rating agencies and their significance.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations ("U.S. Treasuries") include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality.

Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association ("GNMA") and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency ("FHFA") announced that FNMA and FHLMC had been placed in conservatorship. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. Since that time, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities ("MBS"). The FHFA and the U.S. Treasury (through its agreement to purchase FNMA and FHLMC preferred stock) have imposed strict limits on the size of their mortgage portfolios. The FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA's or FHLMC's affairs. Further, the FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. No assurance can be given that the Federal Reserve or the U.S. Treasury will ensure that FNMA and FHLMC remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by FNMA and FHLMC, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act ("TCCA") of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by FNMA and FHLMC on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA reported in the second quarter of 2014 that there was "significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship." FHLMC faces similar uncertainty about its future role. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

The Fund's yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities

WARRANTS

The Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

"WHEN-ISSUED" AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.

RECENT MARKET CONDITIONS

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, and new monetary programs.

Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or affect the issuers of such instruments, in ways that are unforeseeable. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. The U.S. government has enacted and is continuing to implement legislation that provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC, and other federal regulators have adopted and continue to develop rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The Dodd-Frank Act has and will continue to change the way in which the U.S. financial system is supervised and regulated.

Global regulation of the derivatives market in particular has undergone substantial change in the past decade, including clearing, margin, trade execution, reporting and registration requirements. Because these requirements continue to evolve, their impact on the Funds remains unclear. These and other new rules and regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions, and the Fund may be unable to execute its investment strategy as a result. Global requirements may also result in increased uncertainty about counterparty credit risk, and they may also limit the flexibility of a Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union or the United Kingdom, the liabilities of such counterparties to a Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Governments or their regulatory agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

Following financial crises, such as the global financial crisis fueled by the COVID-19 pandemic, the Federal Reserve generally attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate low. Following such periods, the Federal Reserve terminated certain of its market support activities and raised interest rates. With continued economic recovery and the cessation of certain market support activities, a Fund may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. These policy changes may reduce liquidity for certain of a Fund’s investments, causing the value of a Fund’s investments and share price to decline.

As economies and financial markets throughout the world are increasingly interconnected, the likelihood increases that geopolitical conflicts in one country or region will adversely impact markets or issuers in other countries or regions, including in ways that are difficult to predict or foresee. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the recent coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. The impacts of these conflicts or events can be exacerbated by failures of governments and societies to respond adequately to a geopolitical conflict and subsequent emerging events or threats. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries, including Mexico, have threatened retaliatory tariffs on certain U.S. products. Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of a Fund and its investments. U.S. trade policy has changed rapidly in the past, and may do so in the future, and it may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which the Fund invests and other adverse impacts on the Fund’s overall performance.

TAX RISK

The Fund has elected and intends to qualify each year to be treated as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

ARTIFICIAL INTELLIGENCE

Artificial intelligence (“AI”) refers to computer systems that can perform tasks that would otherwise require human intelligence. AI is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. AI can be categorized into two types: narrow AI, which is designed for specific tasks, and general AI, which has the ability to perform any intellectual task that a human can do and includes generative AI (“GAI”). GAI is a type of AI technology that produces new text, images, audio, and other content based on training data that includes examples of the desired output. Typically, users enter questions, queries, or other inputs that prompt the GAI model or tool to produce output. In addition, some software uses GAI to suggest changes, summarize information, or translate text. AI has various applications in many fields such as healthcare, finance, transportation, and law.

Recent technological developments in, and the increasingly widespread use of, AI technologies may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI technologies. As AI technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. AI is highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible nor practicable to incorporate all data that would be relevant for a task conducted by AI. Therefore, it is possible that the information provided through use of AI could be insufficient, incomplete, inaccurate or biased. AI and its current and potential future applications, including in the investment and financial sectors, as well as the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations or their impact on the Adviser or a Fund.

INVESTMENT RESTRICTIONS

The Fund is classified as a diversified, open-end management investment company. Except as noted below, the Fund operates under the following investment restrictions and may not:

(i)  make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company;1

(ii)  acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii)  act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv)  purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that the Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(v)  make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(vi)  borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;2,3,4

1  Currently, under the 1940 Act, for the Fund to be classified as a diversified investment company, at least 75% of the value of the Fund's total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for the purposes of this calculation are limited in respect of any one issuer to an amount (valued at the time of investment) not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

2  The Fund does not intend to purchase securities when its borrowings exceed 5% of total assets.

3  The Fund's borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, the Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

4  Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as "derivatives transactions" and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

(vii)  invest in a security if more than 25% of the Fund's total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry or group of industries, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(viii)  issue any senior security, except to the extent permitted under the 1940 Act;5

The above restrictions are fundamental policies and may not be changed with respect to the Fund without the approval of a "majority" of the outstanding shares of the Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of the Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of the Fund are present or represented at the meeting by proxy.

In addition to the fundamental restrictions listed above, the Fund has adopted the following as non-fundamental policies:

(a)  To the extent other Calamos Funds invest in the Fund in reliance on section 12(d)(1)(G), the Fund may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the 1940 Act;6

(b)  The Fund may not invest in companies for the purpose of exercising control or management;

(c)  The Fund may not purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)  The Fund may not make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e)  The Fund will invest no more than 15% of its net assets in illiquid securities. Illiquid securities means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

The non-fundamental investment restrictions above may be changed by the Board of Trustees without shareholder approval. Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund's ceasing to be a diversified investment company.

Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so or else to forego exercising the rights.

5  Currently, under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

6  Under Section 12(d)(1)(A) of the 1940 Act, the Fund generally must limit its investment in other investment companies so that, as determined immediately after the Fund invests in another investment company: (i) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund; (ii) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; and (iii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, except as permitted under the 1940 Act, the rules thereunder or SEC exemptive relief. Currently, under the 1940 Act, the rules thereunder and SEC exemptive relief, the Fund may invest in other investment companies in excess of the above limitations if certain requirements are met, including (i) that the Fund complies with Rule 12d1-4 under the 1940 Act or (ii) that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1) (F) or Section 12(d)(1)(G) of the 1940 Act. The Fund may also invest without limitation in money market funds, provided the Fund complies with Rule 12d1-1 under the 1940 Act. These limitations do not apply in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.

MANAGEMENT

TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for the Funds under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its Board of Trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 75 years.

The following table sets forth each trustee’s name, year of birth, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees each series of the Trust, including each Fund.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John P. Calamos, Sr. (1940)*	Chairman, Trustee and President (since 2014)	72	Founder, Chairman and Global Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Investments LLC (“CILLC”), Calamos Advisors LLC and its predecessor (“Calamos Advisors”) and Calamos Wealth Management LLC (“CWM”); Global Chief Investment Officer, Calamos Antetokounmpo Asset Management LLC, doing business as CGAM (“CGAM”); Director, CAM; and previously Chief Executive Officer, Calamos Financial Services LLC and its predecessor (“CFS”), CAM, CILLC, Calamos Advisors, and CWM	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree
John S. Koudounis (1966)*	Trustee (since September 2025) and Vice President (since 2016)	75^^	President (since February 2021) and Chief Executive Officer, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2016); Chairman and Chief Executive Officer (since 2022), CGAM; Director, CAM (since 2016); prior thereto President and Chief Executive Officer (2010-2016), Mizuho Securities USA Inc.	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Hugh P. Armstrong (1961)	Trustee (since September 2025)	72	Partner (1997-2021) of PricewaterhouseCoopers LLP (professional services firm) (held various positions from 1988-1997); Chair of the Board of Trustees of Escuela De Guadalupe School (since 2024 and Trustee 2014-2017 and since 2021); Trustee and Treasurer of Denver Ballet Guild Endowment Trust (since 2021); Director of the Friends of Queen’s University of Belfast (since 2024); Former Chair of the Board and Trustee of St. Mary’s Academy (2004-2012); Former Chair and President of the Learning Source (1999-2004)	More than 25 years of experience in the financial services industry
Virginia G. Breen (1964)	Trustee (since 2015)	72	Private Investor; Trustee, UBS NY Fund Cluster (open-end funds) (since 2023)***; Director, Paylocity Holding Corporation (since 2018); Trustee, Neuberger Berman Private Equity Registered Funds (registered private equity funds) (since 2015)****; Director, UBS A&Q Fund Complex (closed-end funds) (since 2008)*****; Trustee, Jones Lang LaSalle Income Property Trust, Inc. (REIT) (2004-2023); Director, Tech and Energy Transition Corporation (blank check company) (2021-2023)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree
John E. Neal (1950)	Trustee (since 2014); Lead Independent Trustee (since 2019)	75^^	Retired; private investor; Director, Creation Investments (private international microfinance company); Director, Equity Residential Trust (publicly-owned REIT); Director, Centrust Bank (Northbrook, Illinois community bank); formerly, Director, Neuro-ID (private company providing prescriptive analytics for the risk industry) (until 2021); formerly, Partner, Linden LLC (health care private equity) (until 2018)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree
Jeffrey S. Phlegar (1966)	Trustee (since September 2025)	72	Chairman and CEO of MacKay Shields (2011-2024); EVP and Chief Investment Officer AllianceBernstein (1988-2011); former Senior member of the Management and M&A Committees of New York Life Investment Management, LLC (2018-Q1/2024); Chairman of the Plainview Funds (Irish QIAF) Board of Directors (2013-Q1/2024); Advisory Committee Member – Brewer Lane Ventures Fund I & II (2020-Present)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

William R. Rybak (1951)	Trustee (since 2014)	72	Private investor; Chairman (since 2016) and Director (since 2010), Christian Brothers Investment Services Inc.; Trustee, Jackson Credit Opportunities Fund (since 2023), Jackson Real Assets Fund (since 2024) (interval funds), JNL Series Trust and JNL Investors Series Trust (since 2007), JNL Variable Fund LLC (2007-2020), Jackson Variable Series Trust (2018-2020) and JNL Strategic Income Fund LLC (2007-2018), (open-end mutual funds)*****; formerly Director, Private Bancorp (2003-2017); Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager) (until 2000)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree
Karen L. Stuckey (1953)	Trustee (since 2022)	72	Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions from 1975-1990); Member of Executive, Nominating, and Audit Committees and Chair of Finance Committee (1992-2006); formerly, Trustee, Denver Board of Oppenheimer Funds (open-end mutual funds) (2012-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies
Christopher M. Toub (1959)	Trustee (since 2022)	75^^	Private investor; formerly Director of Equities, AllianceBernstein LP (until 2012)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree
Lloyd A. Wennlund (1957)	Trustee (since 2022)	72	Board Member, Mutual Fund Directors Forum (2023-present); Trustee and Chairman, Datum One Series Trust (since 2020)******; Expert Affiliate, Bates Group, LLC (financial services consulting and expert testimony firm) (since 2018); Executive Vice President, The Northern Trust Company (1989-2017); President and Business Unit Head of Northern Funds and Northern Institutional Funds (1994-2017); Director, Northern Trust Investments (1998-2017); Governor (2004-2017) and Executive Committee member (2011-2017), Investment Company Institute Board of Governors; Member, Securities Industry Financial Markets Association (SIFMA) Advisory Council, Private Client Services Committee and Private Client Steering Group (2006-2017); Board Member, Chicago Advisory Board of the Salvation Army (2011-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies and earned a Masters of Business Administration degree

^ The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos ETF Trust, Calamos Antetokounmpo Sustainable Equities Trust and Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund.

^^ Messrs. Koudounis, Neal, and Toub are the only Trustees of the Trust who oversee Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund.

* Messrs. Calamos and Koudounis are trustees who are each an "interested person" of the Trust as defined in the 1940 Act because each is an officer of the Trust and is an affiliated person of Calamos Advisors and CFS.

** Overseeing forty-one portfolios in fund complex.

*** Overseeing nineteen portfolios in fund complex.

**** Overseeing four portfolios in fund complex.

***** Overseeing 134 portfolios in fund complex.

****** Overseeing eleven portfolios in fund complex.

The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.

OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is Chairman, Trustee, and President of the Trust and John S. Koudounis, who is Trustee and Vice President of the Trust. The following table sets forth each other officer’s name, year of birth, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees.

NAME AND YEAR OF BIRTH	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Stephen Atkins (1965)	Treasurer (since 2022)	Senior Vice President, Head of Fund Administration (since February 2020), Calamos Advisors; prior thereto Consultant, Fund Accounting and Administration, Vx Capital Partners (March 2019-February 2020); Chief Financial Officer and Treasurer of SEC Registered Funds, and Senior Vice President, Head of European Special Purpose Vehicles Accounting and Administration, Avenue Capital Group (2010-2018)

Daniel Dufresne (1974)	Vice President (since 2022)	Executive Vice President and Chief Operating Officer, CAM, CILLC, Calamos Advisors, and CWM (since April 2021); President, CGAM (since 2022); prior thereto Citadel (1999-2020); Partner (2008-2020); Managing Director, Global Treasurer (2008-2020); Global Head of Operations (2011-2020); Global Head of Counterparty Strategy (2018-2020); Senior Advisor to the COO (2020); CEO, Citadel Clearing LLC (2015-2020)
Thomas E. Herman (1961)	Vice President (since 2016) and Chief Financial Officer (2016-2017 and since 2019)	Executive Vice President (since February 2021) and Chief Financial Officer, CAM, CILLC, Calamos Advisors, and CWM (since 2016); Chief Financial Officer and Treasurer, CGAM (since 2022); prior thereto, Chief Financial Officer and Treasurer, Harris Associates (2010-2016)
Walter Kelly (1970)	Chief Compliance Officer (since 2025)	Senior Vice President, Chief Compliance Officer – Calamos Funds, Co- Chief Compliance Officer - Calamos Advisors (since 2025); prior thereto, General Counsel, Cedar Pine, LLC (2021-2025); Chief Compliance Officer SBB Research Group, LLC (2021-2025); Managing Director Nuveen Investments (2017-2020), Senior Vice President (2008-2017) and Chief Compliance Officer Nuveen Funds (2006-2020)
Thomas P. Kiley III (1968)	Vice President (since 2024)	Senior Vice President, Chief Distribution Officer (since 2024), CAM, CILLC, and Calamos Advisors; Principal Executive Officer and Chief Distribution Officer (since 2024), CFS; Vice President (since 2024), CGAM; prior thereto Managing Director, RIA Eastern Divisional Sales Manager, Blackrock Investments, Inc. (2017-2024)
Erik D. Ojala (1975)	Vice President and Secretary (since 2023)	Senior Vice President, General Counsel and Secretary, CAM, CILLC, Calamos Advisors, CWM (since 2023); Chief Legal Officer, CGAM (since 2023); General Counsel and Secretary, CFS (since 2023); prior thereto, Executive Vice President and General Counsel (2017-2023), Secretary (2010-2023) and Chief Compliance Officer (2021-2023), Harbor Capital Advisors, Inc.; Director and Secretary (2019-2023) and Chief Compliance Officer (2022-2023), Harbor Trust Company, Inc.; Director, Executive Vice President (2017-2023) and Chief Compliance Officer (2017-2021, 2022-2023), Harbor Funds Distributors, Inc.; Director (2017-2023), Assistant Secretary (2014-2023) and Chief Compliance Officer (2022-2023), Harbor Services Group, Inc.; Chief Compliance Officer, Harbor ETF Trust (2021-2023); and Chief Compliance Officer of Harbor Funds (2017-2023)

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.

COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s Board of Trustees has established five standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Valuation Committee and the Governance Committee.

Executive Committee. Messrs. John Calamos and John E. Neal are members of the executive committee, which has authority during intervals between meetings of the Board of Trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.

Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized, subject to Board review, to declare distributions on the Fund Shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.

Audit Committee. Messrs. Armstrong, Neal, Phlegar, Rybak (Chair), Toub and Wennlund and Mses. Breen and Stuckey serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

Valuation Committee. Messrs. Armstrong, Neal, Phlegar, Rybak, Toub, and Wennlund (Chair) and Mses. Breen and Stuckey serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the valuation designee, including the fair valuation determinations and methodologies proposed and utilized by the valuation designee, reviews the Trust’s valuation procedures and their application by the valuation designee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.

Governance Committee. Messrs. Armstrong, Neal, Phlegar, Rybak, Toub and Wennlund and Mses. Breen (Chair) and Stuckey serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the Board of Trustees and endeavors to be informed about good practices for fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the Board of Trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of a Fund, search firms that are compensated for their services and other third-party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.

A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:

● the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially.

● a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

● information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

● the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

● a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

● the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

● such other information that would be helpful to the governance committee in evaluating the candidate.

The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.

Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.

Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.

In addition to the above committees, there is a valuation designee, appointed by the Board of Trustees, comprised of officers of the Trust and employees of Calamos Advisors.

The following table identifies the number of meetings the Board of Trustees and each committee held during the fiscal period ended July 31, 2025:

NUMBER OF MEETINGS DURING FISCAL PERIOD ENDED July 31, 2025
Board	9
Executive Committee	0
Audit Committee	4
Governance Committee	4
Dividend Committee	12
Valuation Committee	4

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The Board of Trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage a Fund on a day-to-day basis. The Board of Trustees oversees Calamos Advisors and certain other principal service providers in the operations of each Fund. The Board of Trustees is currently composed of ten members, eight of whom are non-interested trustees. The Board of Trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board of Trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time to time to assist the Board of Trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the Board of Trustees is an “interested person” of the Trust (as such term is defined in the 1940 Act). The non-interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of a Fund. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda for each board and committee meeting and facilitates communication among the Trust’s non-interested trustees. The trustees believe that the board’s leadership structure is appropriate given the characteristics and circumstances of the Trust. The trustees also believe that this structure facilitates the exercise of the board’s independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

The Board of Trustees has concluded that, based on each trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the board. In making this determination, the board has taken into account the actual service of the trustees during their tenure in concluding that each should continue to serve. The board also has considered each trustee’s background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board to conclude that he or she should serve as a trustee.

Each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, Toub, and Wennlund has served for multiple years as a trustee of the Trust. In addition, each of Mses. Breen and Stuckey and Messrs. Armstrong, Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has more than 25 years of experience in the financial services industry. Each of Mses. Breen and Stuckey and Messrs. Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Phlegar, Rybak, Toub, and Wennlund has earned a Masters of Business Administration degree.

RISK OVERSIGHT. The operation of an ETF, including its investment activities, generally involves a variety of risks. As part of its oversight of a Fund, the Board of Trustees oversees risk through various regular board and committee activities. The Board of Trustees, directly or through its committees, reviews reports from, among others, Calamos Advisors, the Trust’s Compliance Officer, the Trust’s independent registered public accounting firm, outside legal counsel, and internal auditors of Calamos Advisors or its affiliates, as appropriate, regarding risks faced by a Fund and the risk management programs Calamos Advisors and certain service providers. The actual day-to-day risk management with respect to a Fund resides with Calamos Advisors and other service providers to a Fund. Although the risk management policies of Calamos Advisors and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect a Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board of Trustees or Calamos Advisors, its affiliates or other service providers.

TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr., and John S. Koudounis, the trustees who are an “interested person” of the Fund, do not receive compensation from the Fund. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Fund. Mr. Kelly is the only Trust officer who receives compensation from the Fund. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Fund during the periods indicated to each of the current trustees and officers compensated by the Fund.

		Total Compensation
	Compensation	from Calamos
	from the Fund	Funds Complex
Name	8/1/24-7/31/25	8/1/24-7/31/25
John P. Calamos	$-	$-
John S. Koudounis(1)	$-	$-
Hugh P. Armstrong(1)	$-	$-
Virginia Breen	$1,182	$220,000
John E. Neal(2)	$1,343	$310,000	(3)
Jeffrey S. Phlegar(1)	$-	$-
William R. Rybak	$1,235	$230,000
Karen Stuckey	$1,128	$210,000
Christopher Toub	$1,128	$210,000
Lloyd A. Wennlund	$1,182	$220,000
Walter Kelly(4)	$6	$1,510

(1) Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.

(2) Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds as selected by the trustee. As of July 31, 2025 the value of the deferred compensation accounts for Mr. Neal was $3,564,427.

(3) Includes compensation received in the aggregate from the Calamos Aksia Alternative Credit and Income Fund and Calamos Aksia Private Equity and Alternatives Fund in the amount of $60,000. Such compensation is subject to a different compensation schedule and allocation.

(4) Mr. Kelly was designated as Chief Compliance Officer effective July 29, 2025.

The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $210,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any special board meeting attended in person or $3,500 for any special board meeting attended by telephone.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his or her compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferred compensation account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. A Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.

As of December 31, 2024, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (“1934 Act”)) Fund Shares of all funds in a Fund Complex having values within the indicated dollar ranges.*

	Calamos Antetokounmpo Global Sustainable Equities ETF	AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX
John P. Calamos, Sr.(1)	Over $100,000	Over $100,000
John S. Koudounis	Over $100,000	Over $100,000
Hugh P. Armstrong	None	None
Virginia G. Breen	None	Over $100,000
John E. Neal	None	Over $100,000
Jeffrey S. Phlegar	None	None
William R. Rybak	None	Over $100,000
Karen L. Stuckey	None	Over $100,000
Christopher M. Toub	None	Over $100,000
Lloyd A. Wennlund	None	Over $100,000

(1)	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.
(2)	Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.

*  Valuation as of December 31, 2024.

CODE OF ETHICS. Personnel of CGAM, Calamos Advisors and Calamos Financial Services LLC ("CFS") are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust and CGAM and the Code of Ethics of Calamos Advisors and CFS. The Codes of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of CGAM, Calamos Advisors and CFS personnel and the interests of investment advisory clients such as the Trust. Among other things, the Codes of Ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate personnel. For purposes of the Code of Ethics of CGAM, CGAM's Board of Directors and its Chief Compliance Officer have determined that Giannis Antetokounmpo, a Director of CGAM, is not an "Access Person" of CGAM as that term is defined in the CGAM Code of Ethics. However, Mr. Antetokounmpo is subject to certain conditions, restrictions and requirements contained in the Code of Ethics related to personal securities transactions and confidential information. The CGAM Code of Ethics provides for periodic review of this exclusion.

Affiliates of Calamos Advisors and CFS, CAM, CILLC, Calamos Partners LLC ("CPL"), Calamos Family Partners, Inc. ("CFP") and the owners of these affiliates, which include John P. Calamos, Sr. and members of his family ("Calamos Family"), may invest in and hedge investments made by them in products managed by Calamos Advisors to support the continued growth of our investment products and strategies, including investments to seed new products. Notwithstanding any provision to the contrary in the Code of Ethics, investments made by CAM, CILLC, CPL, CFP and the Calamos Family in products managed by Calamos Advisors are not subject to restrictions of the Code of Ethics regarding short term or speculative trading. As a result, such entities or individuals may hedge corporate or personal investments in such products. However, these hedging transactions are subject to pre-clearance by the Compliance Department and reporting to the CAM Audit Committee. In addition, the trading execution order must be (1) products or accounts managed by Calamos Advisors (2) CAM, (3) CILLC, (4) and CPL, CFP and/or the Calamos Family. All other provisions of the Code of Ethics are otherwise applicable.

The General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.

PROXY VOTING PROCEDURES. The Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. The Fund expects Calamos Advisors to vote proxies related to the Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.

The following is a summary of the Policies used by Calamos Advisors in voting proxies.

To assist it in voting proxies, Calamos Advisors has established a Proxy Review Committee (“committee”) comprised of representatives of its Portfolio Management (which may include portfolio managers and/or research analysts), Operations, and advisory, non-voting members from the Legal and Compliance Departments. The committee and/or its members will vote proxies using the following guidelines.

In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s management, including, but not by way of limitation, management’s recommendations on the election of directors but will consider both meeting attendance and number of boards each board member sits on when determining its vote.

Calamos Advisors has assigned its administrative duties with respect to the proxy analysis and voting decisions to the “Proxy Group” (the Investment team — research analysts and portfolio management), and administrative processing to its Corporate Actions Group within the Operations Department. To assist it in analyzing proxies, Calamos subscribes to Glass Lewis, an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and voting recommendations. Glass Lewis facilitates the voting of each proxy by applying Calamos’ custom proxy voting rules (“proxy voting policy”) to the proposal(s). Any proxy proposal that is not covered by the proxy voting guidelines is reviewed and considered by Calamos’ Proxy Group and voted in accordance with that review. Calamos has two sets of custom proxy voting rules: environmental, social and governance (“Sustainable Strategies”) proxy voting rules, and non-Sustainable Strategies proxy voting rules.

Finally, Calamos Advisors has established procedures to help identify and resolve conflicts of interest that might arise when voting proxies for the Funds. Calamos will generally apply its proxy voting policy to proxy proposals regardless of whether a conflict has been identified. However, in these situations, the Proxy Group will refer the proxy proposal, along with the recommended course of action, if any, to Legal and Compliance for evaluation. The committee will independently review the proposals and determine the appropriate action to be taken. The Corporate Actions Group will then memorialize the conflict(s) and the procedures used to address the conflict.

The Trust is required to file with the SEC on Form N-PX its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 will be available by August 31 of each year (1) on the SEC’s website at www.sec.gov, (2) on the Calamos Funds' website at www.calamos.com, and (3) without charge, upon request, by calling 866.363.9219 or emailing caminfo@calamos.com.

You may obtain a copy of Calamos Advisors' Policies by calling 866.363.9219, by emailing caminfo@calamos.com, or by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC's website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of a Fund. The Trust and Calamos Advisors will not disseminate non-public information concerning the Trust.

CGAM, Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Fund's service providers and other third parties only in accordance with the policies and procedures adopted by the Board of Trustees.

NON-PUBLIC DISCLOSURE

Disclosures required by Applicable Law. The Fund, CGAM, Calamos Advisors and CFS may disclose portfolio security holdings information of the Fund as may be required by applicable law, rule, regulation or court order. Any officer of the Fund, CGAM, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

As part of the Fund's compliance program under Rule 38a-1 under the 1940 Act, the Trust's Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The Board of Trustees will oversee disclosures through the reporting of the Chief Compliance Officer.

The Fund, CGAM, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

All shares of the Fund are entered on the records of Depository Trust Company ("DTC"), a security depository, in the name of its nominee for the account of a participant of DTC ("DTC Participant"). As of October 31, 2025, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of the Fund were as follows:

Fund	Registration	Number of Shares % Fund
Calamos Antetokounmpo Global Sustainable Equities ETF	CHARLES SCHWAB & CO., INC.	282,704.00
	2423 E LINCOLN DRIVE	56.09%
	PHOENIX AZ 85016-1215

	NATIONAL FINANCIAL SERVICES LLC	175,044.00
	499 WASHINGTON BLVD	34.73%
	JERSEY CITY NJ 07310

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC Participants, Calamos Investments, LLC is the only person known to own beneficially* (as determined in accordance with Rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of the Fund at October 31, 2025. It owned 24.09% of the Fund.

As of October 31, 2025, the trustees and officers as a group owned 27%* of the outstanding shares of the Fund.

*  Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company, Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, this percentage reflects any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr., as applicable.

INVESTMENT ADVISORY SERVICES

Investment Adviser

Investment management and certain other services are provided to the Trust by CGAM pursuant to a Management Agreement (the "Management Agreement") dated January 12, 2023, as amended. CGAM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

The Fund pays CGAM a fee based on its average daily net assets that is accrued daily and paid on a monthly basis. The Fund pays a fee on its average daily net assets. During the periods shown below, the Fund paid total advisory fees as follows:

		Year Ended	Year Ended	Year Ended
Fund	Advisory fee	7/31/25	7/31/24	7/31/23
Calamos Antetokounmpo Global Sustainable Equities ETF	0.95%	$126,700	$102,141	$34,294

With respect to the Fund in the Calamos Family of Funds (each an "Acquiring Fund") that invests in shares of the Fund, CGAM agrees to waive an amount equal to the portion of the advisory fee payable to the Fund that is attributable to the Acquiring Fund's investment in the Fund, based on daily net assets.

CGAM is jointly owned by Calamos Advisors LLC and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Original C Fund, LLC provides a number of support services to CGAM, including: branding, sales and marketing assistance; ongoing annual marketing support; fund launch marketing support; board meeting support; governance support; and compliance support. John P. Calamos, Sr., is an affiliated person of the Fund and CGAM by virtue of his position as Global Chief Investment Officer ("Global CIO") of CGAM. Thomas P. Kiley III, Thomas E. Herman, Erik D. Ojala, John S. Koudounis, and Daniel Dufresne are affiliated persons of the Fund and CGAM by virtue of their positions as Vice President; Chief Financial Officer and Treasurer; Chief Legal Officer; Chairman and Chief Executive Officer; and President of CGAM, respectively.

The use of the name "Antetokounmpo" in the name of the Trust and in the name of the Fund are pursuant to licenses granted by Original C Fund, LLC, and the Trust has agreed to change the names to remove those references if Original C Fund, LLC ceases to be a member of CGAM.

Subadviser

Calamos Advisors LLC ("Calamos Advisors" or the "Subadviser") serves as subadviser to the Fund pursuant to a Subadvisory Agreement (the "Subadvisory Agreement) dated January 12, 2023, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under "Fund Facts".

Calamos Advisors is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of July 31, 2025, approximately 22.4% of the outstanding interests of CILLC was owned by CAM, 77.72% by Calamos Partners LLC (“CPL”), and 0.04% by Calamos Equity Partners LLC (“CEP”). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. ("CFP") and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne. John P. Calamos, Sr., is an affiliated person of the Fund and Calamos Advisors by virtue of his position as Chairman, Trustee and President of the Trust and Chairman and Global Chief Investment Officer ("Global CIO") of Calamos Advisors. John S. Koudounis, Thomas P. Kiley, Thomas E. Herman, Erik D. Ojala, Stephen Atkins, Daniel Dufresne and Walter Kelly are affiliated persons of the Fund and Calamos Advisors by virtue of their positions as Trustee and Vice President; Vice President; Vice President and Chief Financial Officer; Vice President and Secretary; Treasurer; Vice President; and Chief Compliance Officer of the Trust; respectively, and as President and Chief Executive Officer; Senior Vice President and Chief Distribution Officer; Executive Vice President and Chief Financial Officer; Senior Vice President, General Counsel and Secretary; Senior Vice President and Head of Fund Administration; Executive Vice President and Chief Operating Officer; and Co-Chief Compliance Officer of Calamos Advisors, respectively.

The use of the name "Calamos" in the name of the Trust and in the name of the Fund are pursuant to licenses granted by Calamos Investments LLC, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as subadviser to the Fund.

EXPENSES

Out of its management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses. In addition, out of its management fee, the Adviser pays Calamos Advisors compensation for its services as Subadviser a monthly sub-advisory fee at an annual rate based on average daily net assets of the Fund.

The Portfolio Managers also have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts (and inclusive of the Fund) as of July 31, 2025, is set forth below.

Other Accounts Managed and Assets by Account Type as of July 31, 2025.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
James Madden	2	20,691,785	2	10,665,316	38	69,899,647
Anthony Tursich	2	20,691,785	2	10,665,316	38	69,899,647
Beth Williamson	2	20,691,785	2	10,665,316	38	69,899,647

Number of Accounts and Assets for which Advisory Fee is Performance Based as of July 31, 2025.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
James Madden	0	-	0	-	0	-
Anthony Tursich	0	-	0	-	0	-
Beth Williamson	0	-	0	-	0	-

The Portfolio Managers may invest for their own benefit in securities held in brokerage and fund accounts. The information shown in the table does not include information about those accounts where the Portfolio Managers or members of their family have a beneficial or pecuniary interest because no advisory relationship exists with CGAM or Calamos Advisors or any of its affiliates.

The Fund's Portfolio Managers are responsible for managing both the Fund and other accounts, including separate accounts.

Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between the Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Fund in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a "rotational" method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors' head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to Calamos Advisors' Chief Compliance Officer on a monthly basis. Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case the Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

As of July 31, 2025, Messrs. Madden and Tursich and Ms. Williamson receive all of their compensation from Calamos Advisors. Compensation for portfolio management team members includes a competitive base salary, and an annual cash bonus (driven by investment, company, and individual performance). Portfolio managers are also eligible for Calamos Advisors' Long Term Incentive ("LTI") program, which is an incentive award vesting over time that reflects appreciation and depreciation in the value of both the funds managed by such professional and the company generally. LTI awards granted in 2023 vest on a three-year schedule (25% on or about the first anniversary of the award grant, 25% on or about the second anniversary of the award grant, and 50% on or about the third anniversary of the award grant). Each investment team LTI award will be allocated as follows: (i) 33.3% to track the value of the associate's managed strategies, (ii) 33.3% to track the Calamos strategy of the associate's choice, and (iii) 33.3% to track the value of the firm; all over the vesting period.

In addition to the forms of compensation described above, Messrs. Madden, Tursich, and Ms. Williamson each receive additional payments. Also, Messrs. Madden, Tursich, and Ms. Williamson are eligible to receive a percentage of the "Net Contribution Margin" which is defined as management fees received with respect to the assets managed by Messrs. Madden, Tursich, and Ms. Williamson minus expenses. The existence of these separate asset or fee-based payments could create a conflict of interest with regard to each portfolio manager's allocation of investment opportunities among the accounts for which they act as portfolio manager. Calamos Advisors maintains policies and procedures reasonably designed to mitigate such conflicts of interest.

This compensation structure considers annually the performance of the various strategies managed by the portfolio managers, among other factors, including, without limitation, the overall performance of the firm.

As of July 31, 2025, the portfolio managers held the following amounts in the Fund:

Portfolio Managers	Calamos Antetokounmpo Global Sustainable Equities ETF
James Madden	$100,001-$500,000
Anthony Tursich	$100,001-$500,000
Beth Williamson	$100,001-$500,000

DISTRIBUTOR

The Fund's distributor is Calamos Financial Services LLC ("CFS" or the "Distributor"), 2020 Calamos Court, Naperville, Illinois, 60563. The Distributor has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which it distributes Fund Shares.

The Distributor served as the Fund’s distributor since February 12, 2024. Prior to this date, Foreside Fund Services, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group), located at Three Canal Plaza, Suite 100, Portland, ME 04101, served as the distributor to the Fund. The following table sets forth the compensation paid by Calamos Advisors or one if its affiliates for distribution fees in recent periods:

	Distributor Compensation Paid during Fiscal Year Ending July 31, 2025	Distributor Compensation Paid during Fiscal Year Ending July 31, 2024	Distributor Compensation Paid from Inception to July 31, 2023
Calamos Antetokounmpo Global Sustainable Equities ETF	$0	$51,602.05	$78,966.79

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under "Transactions in Creation Units." Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Fund, or which securities are to be purchased or sold by the Fund.

12b-1 Plan. The Board has adopted a distribution and service plan ("Distribution and Service Plan") pursuant to Rule 12b-1 under the Investment Company Act ("Plan"). In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by the Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Calamos Advisors may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. The Investment Adviser may pay amounts to third parties for distribution or marketing services on behalf of the Fund.

The Plan was adopted in order to permit the implementation of the Fund's method of distribution. No fees are currently paid by the Fund under a Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan initially was in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by majority vote of the outstanding shares and by the independent trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the independent trustees or by 1940 Act majority vote of the outstanding shares.

OTHER COMPENSATION TO INTERMEDIARIES

Calamos Advisors, CFS and their affiliates are currently subject to supplemental compensation payment requests by certain securities broker- dealers, banks or other intermediaries, including third party administrators of qualified plans (each an "Intermediary") whose customers have purchased Fund shares. In their discretion, Calamos Advisors, CFS or their affiliates may make payments to an Intermediary for various purposes. These payments do not increase the amount paid by you or the Fund, as they are paid from the legitimate profits from these entities in what is generally referred to as "revenue sharing."

Revenue sharing payments are generally a percentage of the account's average annual net assets. Calamos Advisors and CFS may make these payments to an Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary's representatives, to provide marketing support and other specified services. To the extent that the Fund does not pay for these costs directly, Calamos Advisors and CFS may also make payments to certain financial intermediaries for administrative services such as record keeping, sub-accounting for shareholder accounts, client account maintenance support, statement preparation, transaction processing, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain trading systems, or one-time payments for services such as setting up the Fund on a intermediary's trading system.

In addition, CFS and/or Calamos Advisors may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. CFS and/or Calamos Advisors may make payments to participate in intermediary marketing support programs which may provide CFS and/or Calamos Advisors, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary's marketing and communication infrastructure, fund analysis tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Fund and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Fund to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Fund available to their customers.

These payments may provide Intermediaries with an incentive to favor shares of the Fund over sales of shares of other ETFs or non-ETF investments. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary's website for more information. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Fund may utilize an Intermediary that offers and sells shares of the Fund to execute portfolio transactions for the Fund. The Fund and Calamos Advisors do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

PORTFOLIO TRANSACTIONS

Calamos Advisors is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. Calamos Advisors may purchase options, futures or use other derivative instruments. Subject to applicable law, Calamos Advisors may determine to cross-trade securities or other instruments between client accounts.

Portfolio transactions on behalf of the Fund effected on stock or futures exchanges typically involve the payment of negotiated commissions. There is generally no stated commission in the case of securities or other instruments traded in the OTC markets, but the price the Fund pays usually includes an undisclosed dealer commission or mark-up (known as a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security or other instrument at the time, and includes the dealer’s normal profit). For securities purchased in an underwritten offering, the price the Fund pays includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Fund the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker- dealer and the quality of service rendered by the broker-dealer in other transactions. In certain circumstances, a Fund may determine that it is in the best interest of the Fund to waive, reimburse or prepay commissions or fees that would otherwise be applicable to the Fund’s securities or derivatives transactions.

In allocating the Fund's portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors' own efforts in performing its duties under the Management Agreement.

For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index) Calamos Advisors generally evaluates counterparties based on one or more of the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.

Calamos Advisors does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Calamos Advisors does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Calamos Advisors has entered into client commission agreements ("CCAs") with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Calamos Advisors with research or brokerage services, as permitted under Section 28(e) of the Exchange Act. CCAs allow Calamos Advisors to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Calamos Advisors are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Calamos Advisors and such research may not necessarily be used by Calamos Advisors in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services.

As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Fund may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Fund, to the extent permitted by law, through broker-dealers affiliated with the Fund, Calamos Advisors, CFS, or other broker-dealers distributing shares of the Fund if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Fund.

In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Fund. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

Conflicts of Interest: Subject to applicable law, Calamos Advisors may select brokers that furnish Calamos Advisors, the Funds, other Calamos Advisors client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in Calamos Advisors’ view, appropriate assistance to Calamos Advisors in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

For the periods presented below, Calamos Advisors did not execute trades through CFS, its affiliated broker-dealer. For the periods indicated, the following table shows the amount of aggregate commissions related to the portfolio transactions executed for the Fund through unaffiliated broker-dealers.

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23
	Aggregate	Aggregate	Aggregate
Description	Commissions	Commissions	Commissions
Calamos Antetokounmpo Global Sustainable Equities ETF	$2,411	$2,906	$1,150

The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services to the Fund or Calamos Advisors, and aggregate dollar amounts involved in those transactions, during the period indicated.

	FISCAL YEAR ENDED July 31, 2025
	Aggregate	Aggregate	% Of Aggregate
Fund	Portfolio Transactions	Commissions Paid	Commissions
Calamos Antetokounmpo Global Sustainable Equities ETF	$4,413,999	$2,411	39.8%

ADDITIONAL INFORMATION CONCERNING THE SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on June 17, 2013, and has authorized capital of unlimited Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of forty-two actively managed series. The Board of Trustees may designate additional series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Shareholders holding two-thirds of Shares outstanding of the relevant Fund may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of the Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of the Fund's property for all loss and expense of the Fund's shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust's obligations and this risk should be considered remote.

If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Fund Facts — Book Entry."

The Depository Trust Company ("DTC") acts as Securities Depository for Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

The Trust is required to disclose on a quarterly basis the complete schedule of the Fund's portfolio holdings with the SEC on Form N-PORT. Form N-PORT for the Trust is available on the SEC's website at https://www.sec.gov. The Fund's Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Forms N-PORT are available without charge, upon request, by calling (866) 363-9219 or by writing to Calamos ETF Trust, 2020 Calamos Court, Naperville, IL 60563.

CREATION AND REDEMPTION OF CREATION UNITS

General

The Fund will issue and sell Shares only in Creation Units on a continuous basis, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A "Business Day" with respect to the Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Distribution of Shares

In connection with its launch, the Fund was seeded through the sale of one or more Creation Units to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants or a lead market maker, other third party investor or an affiliate of the Fund or the Adviser purchasing from an Authorized Participant. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for the Fund (each, a "Selling Shareholder"), which shares have been registered to permit the resale from time to time after purchase. No Fund will receive any of the proceeds from the resale by the Selling Shareholders of these shares. Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant. Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be "underwriters" within the meaning of Section 2(a)(11) of the Securities Act, in connection with such sales. Any Selling Shareholder and any other person participating in such distribution will be subject to any applicable provisions of the Exchange Act and the rules and regulations thereunder.

Fund Deposit

The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the "Deposit Securities") per each Creation Unit, and the Cash Component (defined below), computed as described below. The Trust reserves the right to permit or require the substitution of Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. Certain fees/costs associated with creation transactions may be waived in certain circumstances.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The "Cash Component" is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

The Fund, through NSCC, make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, "custom orders"). The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit from certain corporate actions.

Procedures for Purchase of Creation Units

To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a "Participating Party" (i.e., a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process")), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "Book Entry Only System"). In addition, each Participating Party or DTC Participant (each, an "Authorized Participant") must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for the Fund for orders to purchase Creation Units is the prior Business Day ("T-1") between 4:00 p.m. and 5:00 p.m. Eastern Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m. Eastern Time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the "Order Placement Date."

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund's investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The "Settlement Date" for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in "proper form" if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit

Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to up to 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases.

The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under "Creation Transaction Fee," may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units

The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to the Fund's custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units ("Creation Order Costs"). The standard fixed creation transaction fee for the Fund is $500, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units created in the transaction. The Fund may waive or adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund's custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional cost (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to prepay certain commissions or to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund's portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units

There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a "distribution" of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemptions

Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of a Fund, the Trust will not redeem Fund Shares in amounts less than Creation Units. Investors must accumulate enough Fund Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit. Certain fees/costs associated with redemption transactions may be waived in certain circumstances.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust's discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee

A fixed redemption transaction fee, payable to the Fund's custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units ("Redemption Order Costs"). The standard fixed redemption transaction fee for the Fund is $500, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units redeemed in the transaction. The Fund may waive or adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund's custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to prepay certain commissions or to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund's portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent on the prior Business Day ("T-1") between 4:00 p.m. and 5:00 p.m. Eastern Time. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or caused to be transferred to the Trust's Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor's shares through DTC's facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures

In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a "qualified institutional buyer," ("QIB") as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require, in certain circumstances, a delivery process longer than seven calendar days for the Fund. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

Custom Baskets

Creation and Redemption baskets may differ and the Fund may accept "custom baskets." A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant on a single day. The Fund have adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and their shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. The Adviser has established a governance process to oversee basket compliance for the Fund, as set forth in the Fund's policies and procedures.

DETERMINATION OF NET ASSET VALUE

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the NYSE is open. NAV is computed by determining the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to CGAM as "valuation designee" for the Fund. CGAM may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. CGAM reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, the Fund value foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAVs by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES."

General Policies

The Fund expects to declare and distribute all of their net investment income, if any, to shareholders as dividends at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Dividend Distributions

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per Share. Distributions reinvested in additional Shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

TAXATION

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund has elected and intends to qualify annually to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at long-term capital gains tax rates. In particular, dividends received by an individual shareholder from a regulated investment company such as the Fund may be treated as "qualified dividend income" that is eligible to be taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied by both the Fund and shareholder and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the long-term capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% "Medicare tax." This tax generally applies to net investment income if the taxpayer's adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A portion of dividends from the Fund also may be eligible for the dividends-received deduction allowed to corporations, provided certain holding period and other requirements are satisfied. The eligible portion is not permitted to exceed the aggregate dividends the Fund receives from U.S. corporations. Funds with higher concentrations of securities other than stock of U.S. corporations are generally not expected to designate a significant portion of their distributions as qualifying for the dividends-received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of Fund Shares which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that Fund Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Fund Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time, plus (or minus) any Cash Component received (or paid), and the shareholder's aggregate basis in the securities surrendered. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units, plus (or minus) any Cash Redemption Amount received (or paid), and the aggregate market value of the securities received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

NATURE OF FUND INVESTMENTS

Certain of the Fund's investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS

If the Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. For instance, the Fund may elect to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund's taxable year. If the Fund were to make a mark-to-market election, it would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are "financial institutions" may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a "financial institution" means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will also not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will also not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

INCOME NOT EFFECTIVELY CONNECTED

If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and may give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

INCOME EFFECTIVELY CONNECTED

If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

CAPITAL LOSS CARRYFORWARD

Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company ("State Street"), One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, is the custodian for the assets of the Fund. The custodian is responsible for holding all cash and securities of the Fund, directly or through a book entry system, delivering and receiving payment for securities sold by the Fund, receiving and paying for securities purchased by the Fund, collecting income from investments of the Fund and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by the Fund, payment of dividends or payment of expenses of the Fund.

State Street also serves as transfer agent and dividend paying agent for the Fund.

FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

The Funds have an agreement with Ernst & Young LLP ("EY") located at 155 N. Wacker Drive, Chicago, IL 60606 to provide certain tax services. The tax services include the following: calculating, tracking and reporting tax adjustments on all assets of the Funds, including but not limited to contingent debt and preferred trust obligations; preparing excise tax and fiscal year distribution schedules; preparing tax information required for financial statement footnotes; preparing state and federal income tax returns; preparing specialized calculations of amortization on convertible securities; preparing year-end dividend disclosure information; providing treaty-based foreign withholding tax reclaim services; providing certain global compliance and reporting services; providing a match service and analysis of the "passive foreign investment company" status of foreign corporate entities; and providing services related to corporate actions that may or may not have a tax impact on the Funds' holdings. State Street receives compensation for these services from the Adviser out of its management fee. For the fiscal years ended July 31, 2025, July 31, 2024 and the period from February 3, 2023 to July 31, 2023, the Adviser paid EY $62,452, $5,407 and $26,056, respectively, for tax services.

Under the arrangements with State Street, located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating NAV; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Fund. The Fund has also entered into an agreement with State Street pursuant to which State Street provides certain administration treasury services to the Fund. These services include: calculating net investment income dividends and capital gain distributions; coordinating the audits for the Fund; preparing financial reporting statements for the Fund; preparing certain regulatory filings; and calculating asset coverage tests for certain Calamos Funds. State Street receives compensation for these services from the Adviser out of its management fee. For the fiscal years ended July 31, 2025 and July 31, 2024, and the period from February 3, 2023 to July 31, 2023, the Adviser paid State Street $6,996, $6,948 and $3,395, respectively, for fund accounting services. For the fiscal years ended July 31, 2025 and July 31, 2024, and the period from February 3, 2023 to July 31, 2023, the Adviser paid State Street $6,800, $6,645 and $3,218, respectively, for administration services.

MISCELLANEOUS

Counsel. Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, is counsel to the Trust.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, an independent registered public accounting firm, is the Trust's independent auditor and is located at 111 South Wacker Drive, Chicago, IL 60606. Deloitte & Touche LLP audits and reports on the Fund's annual financial statements and performs audit, audit-related and other services when approved by the Trust's audit committee.

FINANCIAL STATEMENTS

The Fund’s financial statements and financial highlights for the fiscal year ended July 31, 2025, as well as the report of the independent registered public accounting firm, are incorporated herein by reference from the Fund’s Form N-CSR. See the front cover of the Fund’s statement of additional information or the back cover of the Fund’s prospectus for information on how to obtain the Funds' annual report to shareholders.

EXHIBIT A—DESCRIPTION OF RATINGS7

A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody's Investors Service ("Moody's") and Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P").

MOODY'S GLOBAL SHORT-TERM RATING SCALE

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S GLOBAL LONG-TERM RATING SCALE

Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

S&P SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated 'A-1' is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.

7  The ratings indicated herein are believed to be the most recent ratings available at the date of this prospectus for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the rating indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year-end.

*  By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics.

The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed exchange offer.

S&P LONG-TERM ISSUE CREDIT RATINGS*

Issue credit ratings are based, in varying degrees, on S&P Global Ratings' analysis of the following considerations:

•  The likelihood of payment — the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

•  The nature and provisions of the financial obligation, and the promise we impute; and

•  The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA—An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

A—An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB—An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC and C—Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB—An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

*  Ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

B—An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

CCC—An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D—An obligation rated 'D' is in payment default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR—indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings

S&P Global Ratings' issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

CALAMOS ETF TRUST

PART C

OTHER INFORMATION

Item 28. EXHIBITS.

(a)	(i)	Amended and Restated Certificate of Trust of the Registrant (incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(ii)	Second Amended and Restated Trust Instrument (incorporated by reference to Exhibit (a)(iii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(b)		Bylaws of the Registrant (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(c)		See Articles IV, V, and VI of Exhibit (a)(ii) above and Article V of Exhibit (b) above.
(d)	(i)	Investment Advisory Agreement dated January 10, 2023 by and between Calamos ETF Trust and Calamos Antetokounmpo Asset Management LLC (incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(ii)	Sub-Advisory Agreement dated January 10, 2023 by and among Calamos Antetokounmpo Asset Management LLC, Calamos Advisors LLC and Calamos ETF Trust (incorporated by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(iii)	Investment Advisory Agreement dated September 1, 2023 by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2023).
	(iv)	Amendment, dated September 26, 2023, regarding Calamos CEF Income & Arbitrage ETF, to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2023).
	(v)	Amendment, dated December 12, 2023, regarding Calamos Alternative Nasdaq® & Bond ETF, to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(v) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).

(vi)	Amendment, dated April 18, 2024, regarding Calamos S&P 500 Structured Alt Protection ETF® - May, Calamos S&P 500 Structured Alt Protection ETF® - August, Calamos S&P 500 Structured Alt Protection ETF® - July (formerly, Calamos S&P 500 Structured Alt Protection ETF® - November), Calamos S&P 500 Structured Alt Protection ETF® - September (formerly, Calamos S&P 500 Structured Alt Protection ETF® - February), Calamos Nasdaq-100® Structured Alt Protection ETF® - June, Calamos Nasdaq-100® Structured Alt Protection ETF® - September, Calamos Nasdaq-100® Structured Alt Protection ETF® - December, and Calamos Nasdaq-100® Structured Alt Protection ETF® - March, to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(vi) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 22, 2024).
(vii)	Amendment, dated May 22, 2024 regarding Calamos Russell 2000® Structured Alt Protection ETF® - July, Calamos Russell 2000® Structured Alt Protection ETF® - October, Calamos Russell 2000® Structured Alt Protection ETF® - January, and Calamos Russell 2000® Structured Alt Protection ETF® - April to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(vii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(viii)	Amendment, dated August 12, 2024 regarding Calamos Laddered S&P 500® Structured Alt Protection ETF®, Calamos S&P 500® Structured Alt Protection ETF® - January, Calamos S&P 500® Structured Alt Protection ETF® - February, Calamos S&P 500® Structured Alt Protection ETF® - March, Calamos S&P 500® Structured Alt Protection ETF® - April, Calamos S&P 500® Structured Alt Protection ETF® - June, Calamos S&P 500® Structured Alt Protection ETF® - October, Calamos S&P 500® Structured Alt Protection ETF® - November, and Calamos S&P 500® Structured Alt Protection ETF® - December to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(viii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
(ix)	Amendment, dated January 10, 2025 regarding Calamos Bitcoin Structured Alt Protection ETF® - January, Calamos Bitcoin Structured Alt Protection ETF® - April, Calamos Bitcoin Structured Alt Protection ETF® - July and Calamos Bitcoin Structured Alt Protection ETF® - October to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(ix) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on January 17, 2025).

(x)	Amendment, dated January 23, 2025 regarding Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October, Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Jan/Jul and Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Apr/Oct to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xi) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
(xi)	Amendment, dated May 2, 2025, regarding name change of Calamos Alternative Nasdaq® & Bond ETF to Calamos Nasdaq® Equity & Income ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xi) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xii)	Amendment, dated June 18, 2025, regarding Calamos Autocallable Income ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xiii)	Amendment, dated August 20, 2025 regarding Calamos Laddered Bitcoin Structured Alt Protection ETF®, Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF®, and Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xiii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
(xiv)	Amendment, dated October 9, 2025, regarding Calamos Nasdaq®Autocallable Income ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xiv) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(xv)	Investment Advisory Agreement dated June 18, 2025 between Calamos Advisors LLC and Calamos Bitcoin Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Jan/Jul Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Apr/Oct Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July Sub 1, and Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October Sub 1 (incorporated by reference to Exhibit (d)(xiii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

	(xvi)	Amendment, dated September 11, 2025 regarding fund name changes to Investment Advisory Agreement by and between Calamos Advisors LLC and Calamos Bitcoin Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July Sub 1, and Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October Sub 1 (incorporated by reference to Exhibit (d)(xv) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
	(xvii)	Investment Advisory Agreement dated June 18, 2025 between Calamos Advisors LLC and Calamos Autocallable Income ETF - Sub 1 (incorporated by reference to Exhibit (d)(xiv) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
	(xviii)	Investment Advisory Agreement dated October 9, 2025 between Calamos Advisors LLC and Calamos Nasdaq® Autocallable Income ETF - Sub 1 (incorporated by reference to Exhibit (d)(xviii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(e)	(i)	ETF Distribution Agreement dated December 19, 2023 between Calamos ETF Trust and Calamos Financial Services LLC (incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
	(ii)	First Amendment to ETF Distribution Agreement dated April 18, 2024 (incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 22, 2024).
	(iii)	Second Amendment to ETF Distribution Agreement dated May 22, 2024 (incorporated by reference to Exhibit (e)(iii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
	(iv)	Third Amendment to ETF Distribution Agreement dated August 12, 2024 (incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
	(v)	Fourth Amendment to ETF Distribution Agreement dated January 10, 2025 (incorporated by reference to Exhibit (e)(v) to Post Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on January 17, 2025).
	(vi)	Fifth Amendment to ETF Distribution Agreement dated January 23, 2025 (incorporated by reference to Exhibit (e)(vi) to Post Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).

	(vii)	Sixth Amendment to ETF Distribution Agreement dated June 12, 2025 (incorporated by reference to Exhibit (e)(vii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
	(viii)	Seventh Amendment to ETF Distribution Agreement dated August 20, 2025 (incorporated by reference to Exhibit (e)(viii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
	(ix)	Eighth Amendment to ETF Distribution Agreement dated October 9, 2025 (incorporated by reference to Exhibit (d)(xiii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).
(f)		Not applicable.
(g)	(i)	Master Custodian Agreement with State Street Bank and Trust Company, dated September 11, 2009 (incorporated by reference to Exhibit (g)(i) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(ii)	Notification of Additional Fund, dated December 21, 2022, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(iii)	Notification of Additional Funds, dated September 26, 2023, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(iii) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).
	(iv)	Notification of Additional Fund, dated December 12, 2023, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(iv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
	(v)	Notification of Additional Funds, dated April 24, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(v) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
	(vi)	Notification of Additional Funds, dated May 29, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(vi) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
	(vii)	Notification of Additional Funds, dated July 1, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(vii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).

	(viii)	Notification of Additional Funds, dated August 26, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(viii) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).
	(ix)	Notification of Additional Funds, dated September 30, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(ix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
	(x)	Notification of Additional Funds, dated November 6, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(x) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
	(xi)	Notification of Additional Funds, dated January 24, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xi) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
	(xii)	Notification of Additional Funds, dated June 20, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
	(xiii)	Notification of Additional Funds, dated September 19, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xiii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
	(xiv)	Notification of Additional Funds, dated October 23, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xiv) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025.
(h)		Other Material Contracts.
	(i)	Transfer Agency and Service Agreement, with State Street Bank and Trust Company dated as of March 21, 2014 (incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed on May 28, 2014).
	(ii)	Notification of Additional Fund, dated December 21, 2022, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(iii)	Notification of Additional Funds, dated September 26, 2023, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(iii) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).

(iv)	Notification of Additional Fund, dated December 12, 2023, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(iv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
(v)	Notification of Additional Funds, dated April 24, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(v) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(vi)	Notification of Additional Funds, dated May 29, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(vii)	Notification of Additional Funds, dated July 1, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(vii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
(viii)	Notification of Additional Funds, dated August 26, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).
(ix)	Notification of Additional Funds, dated September 30, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(ix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
(x)	Notification of Additional Funds, dated November 8, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(x) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
(xi)	Notification of Additional Funds, dated January 24, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xi) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
(xii)	Notification of Additional Funds, dated June 20, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xiii)	Notification of Additional Funds, dated September 19, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xiii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

(xiv)	Notification of Additional Funds, dated October 23, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xiv) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025.
(xv)	Administration Agreement, effective November 1, 2018, with State Street Bank (incorporated by reference to Exhibit (h)(iii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(xvi)	Notification of Additional Fund, dated December 21, 2022, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(iv) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(xvii)	Notification of Additional Funds, dated October 3, 2023, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).
(xviii)	Amendment to Administration Agreement, dated January 4, 2024 (incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, filed on February 8, 2024).
(xix)	Notification of Additional Funds, dated April 24, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(xx)	Notification of Additional Funds, dated May 29, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xiii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(xxi)	Notification of Additional Funds, dated July 1, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xv) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
(xxii)	Notification of Additional Funds, dated August 26, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xvi) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).
(xxiii)	Notification of Additional Funds, dated September 30, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
(xxiv)	Notification of Additional Funds, dated November 8, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xx) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).

(xxv)	Notification of Additional Funds, dated January 24, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxii) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
(xxvi)	Notification of Additional Funds, dated June 20, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxiv) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xxvii)	Notification of Additional Funds, dated September 19, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxvi) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
(xxviii)	Notification of Additional Funds, dated October 23, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxviii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025.
(xxix)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(v) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(xxx)	Notification of Additional Funds, dated December 21, 2022, pursuant to the Master Services Agreement (incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
(xxxi)	Notification of Additional Funds, dated September 26, 2023, pursuant to the Master Services Agreement (incorporated by reference to Exhibit (h)(ix) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).
(xxxii)	Notification of Additional Fund, dated December 12, 2023, pursuant to the Master Services Agreement (incorporated by reference to Exhibit (h)(xii) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
(xxxiii)	Notification of Additional Funds, dated April 24, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xix) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
(xxxiv)	Notification of Additional Funds, dated May 29, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xx) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(xxxv)	Notification of Additional Funds, dated July 1, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxiii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
(xxxvi)	Notification of Additional Funds, dated August 26, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxiv) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).
(xxxvii)	Notification of Additional Funds, dated September 30, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
(xxxviii)	Notification of Additional Funds, dated November 8, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxx) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).
(xxxix)	Notification of Additional Funds, dated January 24, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxxiii) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
(xl)	Notification of Additional Funds, dated June 20, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxxvi) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).
(xli)	Notification of Additional Funds, dated September 19, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxxix) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
(xlii)	Notification of Additional Funds, dated October 23, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xlii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025.
(xliii)	Master Services Agreement, effective as of October 16, 2023, with Ernst & Young LLP (incorporated by reference to Exhibit (h)(xvi) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2024).

	(xliv)	Form of Authorized Participant Agreement (incorporated by reference to Exhibit (h)(vii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(xlv)	Revised Form of Authorized Participant Agreement (incorporated by reference to Exhibit (h)(xiv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
(i)		Legal Opinion and Consent (filed herewith).
(j)		Consent of Independent Registered Public Accounting Firm (filed herewith).
(k)		Not applicable.
(l)		Not applicable.
(m)		Rule 12b-1 Plan (incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).
	(i)	Amendment to Rule 12b-1 Plan dated September 26, 2023 (incorporated by reference to Exhibit (m)(i) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2023).
	(ii)	Amendment to Rule 12b-1 Plan dated December 12, 2023 (incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).
	(iii)	Amendment to Rule 12b-1 Plan dated April 18, 2024 (incorporated by reference to Exhibit (m)(iii) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 22, 2024).
	(iv)	Amendment to Rule 12b-1 Plan dated May 22, 2024 (incorporated by reference to Exhibit (m)(iv) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).
	(v)	Amendment to Rule 12b-1 Plan dated August 12, 2024 (incorporated by reference to Exhibit (m)(v) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).
	(vi)	Amendment to Rule 12b-1 Plan dated January 10, 2025 (incorporated by reference to Exhibit (m)(vi) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on January 17, 2025).
	(vii)	Amendment to Rule 12b-1 Plan dated January 23, 2025 (incorporated by reference to Exhibit (m)(vii) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).
	(viii)	Amendment to Rule 12b-1 Plan dated June 18, 2025 (incorporated by reference to Exhibit (m)(viii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

	(ix)	Amendment to Rule 12b-1 Plan dated August 20, 2025 (incorporated by reference to Exhibit (m)(ix) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).
	(x)	Amendment to Rule 12b-1 Plan dated October 9, 2025 (incorporated by reference to Exhibit (m)(x) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025.
(n)		Not applicable.
(o)		Not applicable.
(p)		Code of Ethics.
	(i)	Code of Ethics of Calamos Antetokounmpo Asset Management LLC (“CGAM”), dated October 9, 2025 (incorporated by reference to Exhibit (p)(i) to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A, filed on October 17, 2025).
	(ii)	Code of Ethics and Insider Trading Policy of Registrant, Calamos Advisors LLC, Calamos Financial Services LLC and certain affiliated entities, dated October 9, 2025 (incorporated by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A, filed on October 17, 2025).
(q)	(i)	Powers of Attorney for Messrs. Neal, Rybak, Wennlund, Toub and Mses. Breen and Stuckey (incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2024).
	(ii)	Powers of Attorney for Messrs. Koudounis, Armstrong, and Phlegar (incorporated by reference to Exhibit (q)(ii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

Item 29. CONTROL PERSONS.

No person is directly or indirectly controlled by or under common control with Calamos Antetokounmpo Global Sustainable Equities ETF.

Item 30. INDEMNIFICATION.

Article IX of the Second Amended and Restated Trust Instrument of the Registrant (the “Trust Instrument”) (Exhibit (a)(ii) to this registration statement) provides that, subject to certain exceptions and limitations, every person who is, or has been, a trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof. To the extent required under the Investment Company Act of 1940, as amended, but only to such extent, no indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

The Trust Instrument also provides that if any shareholder or former shareholder of any series is held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected series, shall, upon request by such shareholder or former shareholder, assume the defense of any claim made against him or her for any act or obligation of the series and satisfy any judgment thereon from the assets belonging to the series. Neither the Trust nor the applicable series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the shareholder without the prior written notice to, and consent of, the Trust. Except as otherwise specifically provided in this Trust Instrument or in the Bylaws, the Trust shall have no obligation to indemnify or hold harmless any shareholder against any loss or expense arising under any circumstances whether in connection with a proceeding of any kind or otherwise.

The Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the Advisor and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The information in the Statement of Additional Information under the captions “Management” and “Investment Advisory Services” is incorporated by reference.

Item 32. PRINCIPAL UNDERWRITER.

(a)	Calamos Financial Services LLC (“CFS”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Calamos Investment Trust, Calamos Advisors Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos ETF Trust, Calamos Aksia Alternative Credit and Income Fund, and Calamos Aksia Private Equity and Alternatives Fund.

(b)	Information on the officers of CFS is set forth below. CFS does not have any directors. The principal business address for all named individuals, except Messrs. Kiley, and Ojala, is 2020 Calamos Court, Naperville, Illinois 60563. The principal business address for Mr. Kiley is 50 Rockefeller Plaza, Suite 1600, New York, NY 10020, and the principal business address for Mr. Ojala is 215 North Peoria Street, Chicago, Illinois 60607.

Name	Position with Underwriter	Position with Registrant
John S. Koudounis	President and Chief Executive Officer	Trustee and Vice President
Thomas Kiley	Principal Executive Officer and Chief Distribution Officer	Vice President
Daniel Dufresne	Executive Vice President, Chief Operating Officer	Vice President
Christian A. Helmetag	Principal Financial Officer and Principal Operations Officer	None
Erik D. Ojala	General Counsel and Secretary	Vice President and Secretary
Jacqueline E. Sinker	Chief Compliance Officer	None

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

Item 33. LOCATION OF ACCOUNTS AND RECORDS.

All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment adviser, Calamos Advisors LLC, and CFS, the Registrant’s principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, or at the offices of the custodian and transfer agent, State Street Bank & Trust Company, N.A., 1 Lincoln Street, Boston, Massachusetts, 02111.

Item 34. MANAGEMENT SERVICES.

None.

Item 35. UNDERTAKINGS.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Naperville, and the State of Illinois on the 21st day of November 2025.

Calamos ETF Trust

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ John P. Calamos, Sr.	Trustee and President	November 21, 2025
John P. Calamos, Sr.	(principal executive officer)

/s/ John S. Koudounis**	Trustee and Vice President	November 21, 2025
John S. Koudounis

/s/ John E. Neal*	Trustee	November 21, 2025
John E. Neal

/s/ William Rybak*	Trustee	November 21, 2025
William Rybak

/s/ Virginia G. Breen*	Trustee	November 21, 2025
Virginia G. Breen

/s/ Lloyd A. Wennlund*	Trustee	November 21, 2025
Lloyd A. Wennlund

/s/ Karen L. Stuckey*	Trustee	November 21, 2025
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	November 21, 2025
Christopher M. Toub

/s/ Hugh Armstrong**	Trustee	November 21, 2025
Hugh Armstrong

/s/ Jeffrey S. Phlegar**	Trustee	November 21, 2025
Jeffrey S. Phlegar

/s/ Thomas E. Herman	Vice President and Chief Financial Officer	November 21, 2025
Thomas E. Herman	(principal accounting officer)

*	An original power of attorney authorizing John P. Calamos, Sr. to execute this Registration Statement, and amendments thereto, for Messrs. Neal, Rybak, Wennlund, Toub and Mses. Breen and Stuckey, each a trustee of the Registrant on whose behalf this Registration Statement is filed, was previously executed, and previously filed as an exhibit.

**	An original power of attorney authorizing John P. Calamos, Sr. to execute this Registration Statement, and amendments thereto, for Messrs. Koudounis, Armstrong, and Phlegar, each a trustee of the Registrant on whose behalf this Registration Statement is filed, was previously executed, and previously filed as an exhibit.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact
November 21, 2025

Exhibit Index

(i)	Legal Opinion and Consent.
(j)	Consent of Independent Registered Public Accounting Firm.